Rights of use of assets (Details 1) $ in Millions	12 Months Ended					24 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 ARS ($)
Rights of use of assets (Details)
Balance at the period beginning	$ 6,981,000,000		$ 54,009,000,000
Addition	2,170,000,000		4,282,000,000
Disposals	0		(138,000,000)
Previsions	0		(125,000,000)
Depreciation charges	(2,231,000,000)		(2,881,000,000)
Currency translation adjustment	(650,000,000)		(6,574,000,000)
Deconsolidation		$ 0		$ (7,727)	$ (156,877)	$ (697,472,000,000)
Valorization	$ 526,000,000		802,000,000
Balance at the period ending		$ 6,796	$ 6,981,000,000			$ 6,981,000,000